GREENBERG TRAURIG, LLP
                            2700 TWO COMMERCE SQUARE
                               2001 MARKET STREET
                             PHILADELPHIA, PA 19103
                              PHONE: (215) 988-7800
                            FACSIMILE: (215) 988-7801



                                                     Terrance James Reilly, Esq.
                                                     Direct Dial: (215) 988-7815
                                                      E-mail: reillyte@gtlaw.com


                                                     December 31, 2004

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         RE:      NEW CENTURY PORTFOLIOS
                  SEC FILE NOS. 33-24041/811-5646

Ladies and Gentlemen:

     On behalf of the New Century Portfolios (the "Trust"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A ("PEA No. 22").

     PEA No. 22 is being filed to comply with the Commission's new disclosure requirements concerning: (i) market timing policies; (ii) fair value pricing; and (iii) selective disclosure of portfolio holdings.

     On or before the effective date of PEA No. 22, the Trust shall file a new post-effective amendment to its Registration Statement on Form N-1A pursuant to paragraph (b) of Rule 485 under the 1933 Act to: (i) incorporate by reference the audited financial information for the Trust for its most recent fiscal year ended October 31, 2004; (ii) add appropriate exhibits and consents; and (iii) respond to any material comments from the Commission.

U.S. Securities and Exchange Commission
December 31, 2004
Page 2 of 2

     Questions concerning PEA No. 22 may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.


                                                     Very truly yours,


                                                     /s/ Terrance James Reilly
                                                     Terrance James Reilly


cc:      Nicole M. Tremblay
         Steven M. Felsenstein